PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total	$ 1,608,164	$ 1,608,164
Less: accumulated depreciation	(1,432,727)	(1,373,584)
Property and equipment, net	175,437	234,580
Housing and welfare
Property, Plant and Equipment [Line Items]
Total	4,312	4,312
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total	4,013	4,013
Computer and software
Property, Plant and Equipment [Line Items]
Total	5,605	5,605
Production facilities
Property, Plant and Equipment [Line Items]
Total	93,049	93,049
Drilling and production tools
Property, Plant and Equipment [Line Items]
Total	1,499,535	1,499,535
Equipment
Property, Plant and Equipment [Line Items]
Total	$ 1,650	$ 1,650